INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 3,139	$ 2,955
Deferred tax liabilities	(1,783)	(1,572)
Reclassification of deferred tax assets	(52)	(850)
Reclassification of deferred tax liabilities	52	850
Deferred tax assets	3,087	2,105
Deferred tax liabilities	(1,731)	(722)
Forward exchange contracts [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(219)	(60)
Property and equipment and Intangible assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,398	2,170
Deferred tax liabilities	(1,564)	(1,485)
Accrued liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	94	112
Deferred tax liabilities	0	0
Lease [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	120	135
Deferred tax liabilities	0	0
Restricted Share Units [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	322	504
Deferred tax liabilities	0	0
Tax losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	205	34
Deferred tax liabilities	$ 0	0
Investment tax credits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets		0
Deferred tax liabilities		$ (27)